Lease liabilities and right-of-use assets - Sublease receivables (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2022 ft²
Sublease receivables
Balance	$ 571,022	$ 1,201,552
Interest income	12,349	37,706
Lease rentals received	$ (583,371)	(668,236)
Balance		$ 571,022
Area of land subleased | ft²			10,417